Financial Instruments - Summary of Fair Value of Type Financial Instrument (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total financial assets	₽ 1,968	₽ 2,291
HTM [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments	1,804	2,171
LAR [member]
Disclosure of detailed information about financial instruments [line items]
Long-term loans	164	120
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,991	2,315
At fair value [member] | HTM [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments	1,827	2,195
At fair value [member] | LAR [member]
Disclosure of detailed information about financial instruments [line items]
Long-term loans	₽ 164	₽ 120